ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AutoNavi BVI	Dec. 31, 2012 AutoNavi Investment	Dec. 31, 2012 AutoNavi Asia	Dec. 31, 2012 AutoNavi Japan	Dec. 31, 2012 AutoNavi Technology	Dec. 31, 2012 AutoNavi Technology Exclusive Technology Consulting and Service Agreements	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent CNY	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent Maximum	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name CNY	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name Maximum	Dec. 31, 2012 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Know-hows CNY	Dec. 31, 2012 AutoNavi Technology Exclusive Purchase Option Agreements	Dec. 31, 2012 AutoNavi Technology Operating Agreements	Dec. 31, 2012 Etag	Mar. 24, 2011 Etag	Dec. 31, 2012 AutoNavi Software VIE - Primary Beneficiary	Sep. 30, 2006 AutoNavi Software VIE - Primary Beneficiary	Dec. 31, 2012 MapABC Technology VIE - Primary Beneficiary	Sep. 30, 2006 MapABC Technology VIE - Primary Beneficiary	Dec. 31, 2012 ADF Navigation VIE - Primary Beneficiary	Dec. 31, 2012 PDAger VIE - Primary Beneficiary	Dec. 31, 2012 ZKPH VIE - Primary Beneficiary	Dec. 31, 2012 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2006 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2012 AutoNavi Xiamen VIE - Primary Beneficiary	Jun. 30, 2007 AutoNavi Xiamen VIE - Primary Beneficiary	Dec. 31, 2012 Yadao Media VIE - Primary Beneficiary	Dec. 31, 2012 Yadao Ads VIE - Primary Beneficiary
Subsidiaries, VIEs and VIE's subsidiaries
Percentage of economic ownership		100.00%	100.00%	100.00%	100.00%	100.00%										100.00%
Percentage of economic ownership in VIE and its subsidiaries																		100.00%		100.00%		61.91%	100.00%	75.00%	100.00%		100.00%		70.00%	70.00%
Ownership interest (as a percent)																	100.00%		100.00%		100.00%					100.00%		100.00%
Limit on the amount of services provided to VIEs	$ 0
Notice period to terminate the agreement							30 days								30 days
Annual license fee to VIEs									50,000		10,000		50,000
Term of agreement								10 years		10 years		10 years
Extension periods allowed								1 year						10 years